Financing Receivables - Risk ratings (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Accounts, Notes, Loans and Financing Receivable [Line Items]
UPB	$ 41,752	$ 23,587
Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractors | item	141	86
UPB	$ 35,401	$ 17,523
% of Amount Outstanding	100.00%	100.00%
Low risk | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractors | item	78	50
UPB	$ 18,072	$ 11,021
% of Amount Outstanding	51.00%	62.90%
Average risk rating	1.4	1.4
Low-to-medium risk | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractors | item	56	31
UPB	$ 16,700	$ 5,803
% of Amount Outstanding	47.20%	33.10%
Average risk rating	1.5	1.5
Medium risk | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractors | item	4	4
UPB	$ 604	$ 663
% of Amount Outstanding	1.70%	3.80%
Higher risk | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractors | item	3	1
UPB	$ 25	$ 36
% of Amount Outstanding	0.10%	0.20%